Fair value of acquired time charter (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021
Fair Value of Acquired Time Charter [Abstract]
Amortization of fair value of acquired charter	$ (1,940,000)	$ 0	$ 0
Magic Pluto [Member]
Fair Value of Acquired Time Charter [Abstract]
Intangible liability for below market time charter				$ 1,940,000
Amortization of fair value of acquired charter	$ (1,940,000)